12. Debt (Details - Secured debt) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Principal value of promissory notes	$ 0	$ 4,000,000
Promissory notes, net	0	3,828,818
Secured Debt [Member]
Loan discounts	$ 0	$ (171,182)